Retirement-Related Benefits - Contributions and Direct Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement-Related Benefits.
Total	$ 1,962	$ 2,085
Non-U.S. DB plans
Retirement-Related Benefits.
Total	103	86
Multi-employer plans
Retirement-Related Benefits.
Total	15	17
DC plans
Retirement-Related Benefits.
Total	924	992
Direct Benefit Payments
Retirement-Related Benefits.
Total	576	671
Nonpension Postretirement Plans
Retirement-Related Benefits.
Total	344	319
Nonpension Postretirement Plans | Non-U.S. DB plans
Retirement-Related Benefits.
Contributions by employer - Noncash	$ 349	$ 416